SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.SUBSEQUENT EVENTS

On December 29, 2025, the Company entered into investment agreements with Enduring Wealth Capital Limited (EWCL), pursuant to which EWCL agreed to make equity investments of US$10.5 million in the Company in exchange for 7,000,000 Class B ordinary shares. The transaction closed on February 9, 2026, generating net proceeds equivalent to US$10.5 million, settled in USDT.

On February 12, 2026, the Company entered into definitive agreements with entities wholly owned by Mr. Xin Jin, Chairman of the Company, and Mr. Chang-Wei Chiu, a director of the Company, pursuant to which such entities agreed to make aggregate equity investments of US$65.0 million in the Company in exchange for 49,242,424 Class A ordinary shares. The transaction closed on March 31, 2026, generating net proceeds equivalent to US$65.0 million, settled in USDT.

On April 1, 2026, the Company entered into a securities purchase agreement (the “SPA”) with DL Holdings Group Limited (“DL Holdings”). Pursuant to the SPA, the Company issued to DL Holdings (i) a convertible note in the principal amount of US$10.0 million (the “Note”) and (ii) a warrant to purchase up to 370,370 Class A ordinary shares at an exercise price of US$2.70 per share. The initial maturity date of the Note is April 1, 2028, subject to certain optional extensions. The Note may be converted into Class A Ordinary Shares at a conversion price of US$1.62 per share at any time from April 1, 2027 until maturity. The Warrant is exercisable immediately upon issuance, in whole or in part, and will expire on April 1, 2028. The Company received gross proceeds of US$10.0 million upon closing on April 1, 2026.

Subsequent to December 31, 2025 and through the reporting date, the Company entered into agreements to dispose of mining machines representing approximately 11.0 EH/s of hashrate for total consideration of US$19.8 million. As a result of these transactions, the Company expects to record an estimated loss of US$20.8 million, subject to the final settlement.

In February and March 2026, the Company implemented deleveraging measures by utilizing proceeds from the sale of Bitcoins and available liquidity to repay outstanding indebtedness. As of March 31, 2026, the total outstanding loan balance was approximately US$30.6 million, compared to US$557.6 million as of December 31, 2025, and the fair value of receivables for Bitcoin collateral was US$68.5 million, compared to US$664.0 million as of December 31, 2025.